POST-EMPLOYMENT BENEFITS - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Actuarial assumption of discount rates	2.50%	2.30%
Actuarial assumption of expected rates of salary increases	3.10%	3.10%
Actuarial assumption of expected rates of inflation	2.90%	2.90%